Offerings	Apr. 02, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Subordinate Voting Shares
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Preferred Shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	There are being registered under this registration statement on Form F-10 (this "Registration Statement") such indeterminate number of Class A Subordinate Voting Shares, Class A Preferred Shares and Subscription Receipts of Brookfield Business Corporation (the "Registrant") in each case, in offerings from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $1,500,000,000 (in U.S. dollars or the equivalent thereof in non-U.S. currencies). Any securities registered by this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the applicable registrant(s) and/or the selling securityholders in connection with the sale of such securities. In addition, pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the "Securities Act"), the Class A Subordinate Voting Shares being registered hereunder include such indeterminate number of such securities as may be issuable with respect to the Class A Subordinate Voting Shares as a result of stock splits, stock dividends, or similar transactions.